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CONSECO VARIABLE INSURANCE COMPANY

FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY




SEMIANNUAL REPORT
TO CONTRACT OWNERS

June 30, 1999


















                                          Rydex Advisor Variable Annuity Account

SEMIANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

JUNE 30, 1999

================================================================================

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT                                      PAGE
Statement of Assets and Liabilities as of June 30, 1999....................... 2
Statements of Operations for the Six Months Ended June 30, 1999,
  and the Year Ended December 31, 1998........................................ 3
Statements of Changes in Net Assets for the Six Months Ended June 30,
  1999, and the Year Ended December 31, 1998.................................. 5
Notes to Financial Statements................................................. 7

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)

=========================================================================================================================
                                                                                                              NET ASSET
                                                                                  SHARES           COST         VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in Rydex Variable Trust portfolio shares (Note 2):

     Juno Fund...............................................................      34,185.2   $    323,562   $    321,341
     Money Market I Fund.....................................................  80,994,826.6     80,994,827     80,994,827
     Nova Fund...............................................................   1,364,017.7     23,510,523     24,647,799
     OTC Fund................................................................   1,183,595.0     27,936,936     29,151,945
     Precious Metals Fund....................................................     145,735.0        791,972        836,519
     Ursa Fund...............................................................   1,923,458.5     11,018,522     10,790,601
     U.S. Government Bond Fund...............................................     206,517.6      2,327,177      2,310,932
-------------------------------------------------------------------------------------------------------------------------
       Total assets ......................................................................................    149,053,964

Liabilities:
   Amounts due to Conseco Variable Insurance Company .....................................................        167,344
-------------------------------------------------------------------------------------------------------------------------
       Net assets (Note 6) ...............................................................................   $148,886,620
=========================================================================================================================

                                                                                                              TOTAL VALUE
                                                                                   UNITS        UNIT VALUE      OF UNITS
                                                                                -----------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:

     Juno Fund...............................................................      34,464.9   $   9.313607   $    320,993
     Money Market I Fund.....................................................   7,588,365.8      10.661414     80,902,706
     Nova Fund...............................................................   1,374,878.6      17.904082     24,615,940
     OTC Fund................................................................   1,193,368.1      24.404093     29,123,067
     Precious Metals Fund....................................................     146,772.7       5.687031        834,701
     Ursa Fund...............................................................   1,939,486.5       5.558294     10,780,237
     U.S. Government Bond Fund...............................................     203,767.7      11.331414      2,308,976
-------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves                                 $148,886,620
=========================================================================================================================

                        The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999, AND THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                        SIX MONTHS ENDED      RYDEX                         MONEY
                                                                          JUNE 30, 1999   VARIABLE TRUST      JUNO        MARKET I
                                                                           (UNAUDITED)        1998(1)        1998(2)       1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest from investments in securities..............................   $         --   $        --   $      8,048   $  1,176,135
   Dividends from investments in securities.............................             --            --             --             --
   Dividends from investments in portfolio shares.......................      1,035,414       232,050             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Total investment income............................................      1,035,414       232,050          8,048      1,176,135
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees......................................        792,136       183,695          1,918        271,471
   Administrative fees..................................................         95,056        22,044            230         32,576
   OTHER................................................................             --            --          3,505        347,483
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.....................................................        887,192       205,739          5,653        651,530
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income............................................        148,222        26,311          2,395        524,605
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation)
         on investments:
   Net realized gains (losses) on sales of investments in securities....             --            --        (21,692)            --
   Net change in unrealized appreciation (depreciation) of investments
        in securitie                                                                 --            --          1,819             --
-----------------------------------------------------------------------------------------------------------------------------------
     NET GAIN (LOSS) ON INVESTMENTS IN SECURITIES.......................             --            --        (19,873)            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains on sales of investments in portfolio shares.......      4,495,139     9,159,007             --             --
   Net change in unrealized depreciation of investments in portfolio
       shares ..........................................................       (382,715)   (1,573,770)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares........................      4,112,424     7,585,237             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations............   $  4,260,646   $ 7,611,548   $    (17,478)  $    524,605
===================================================================================================================================

(1) Period from  November 2, 1998,  through  December 31, 1998.
(2) Period from January 1, 1998, through November 2, 1998.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE SIX MONTHS ENDED JUNE 30, 1999, AND THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                           U.S.
                                                                                            PRECIOUS                   GOVERNMENT
                                                                  NOVA         OTC           METALS          URSA        BOND
                                                                 1998(2)     1998(2)        1998(2)         1998(2)      1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest from investments in securities ...............  $    422,178   $     22,106   $       220   $    219,060   $     12,680
   Dividends from investments in securities ..............         9,338          5,412         6,396             --         48,402
   Dividends from investments in portfolio shares ........            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Total investment income .........................       431,516         27,518         6,616        219,060         61,082
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees .......................       151,616        119,669         9,169         64,878         16,279
   Administrative fees ...................................        18,194         14,360         1,100          7,785          1,953
   OTHER .................................................       263,278        199,277        16,991        107,515         23,416
-----------------------------------------------------------------------------------------------------------------------------------
         Total expenses ..................................       433,088        333,306        27,260        180,178         41,648
-----------------------------------------------------------------------------------------------------------------------------------
           Net investment income .........................        (1,572)     (305,788)       (20,644)        38,882         19,434
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains(losses) and unrealized appreciation
   (depreciation) on investments:
     Net realized gains (losses) on sales of investments
       in securities .....................................    (1,384,843)       465,853        53,198     (1,045,533)       118,373
     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
       OF INVESTMENTS IN SECURITIES ......................       944,617      3,223,602        19,034       (108,381)      (46,092)
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in securities ....      (440,226)     3,689,455        72,232     (1,153,914)        72,281
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains on sales of investments in portfolio shares     --             --            --             --             --
   Net change in unrealized depreciation of investments
     in portfolio shares .................................            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain on investments in portfolio shares .....            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
              operations .................................   $  (441,798)   $ 3,383,667   $    51,588    $(1,115,032)      $ 91,715
===================================================================================================================================

(2) PERIOD FROM JANUARY 1, 1998, THROUGH NOVEMBER 2, 1998.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE SIX MONTHS ENDED JUNE 30, 1999, AND THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                       SIX MONTHS ENDED     RYDEX                           MONEY
                                                                         JUNE 30, 1999   VARIABLE TRUST    JUNO           MARKET I
                                                                          (UNAUDITED)       1998(1)       1998(2)          1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income................................................   $    148,222   $    26,310   $      2,395   $    524,605
   Net realized gains (losses) on sales of investments..................      4,495,139     9,159,007        (21,692)            --
   Net change in unrealized appreciation (depreciation)
     of investments.....................................................       (382,715)   (1,573,770)         1,819             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations............      4,260,646     7,611,547        (17,478)       524,605
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.......................................     48,327,117    15,167,095          2,976     53,901,012
   Contract redemptions.................................................     (9,115,765)   (2,204,222)        (1,268)    (4,910,715)
   Net transfers (to) from fixed account................................         12,728        11,808        111,042    (35,290,688)
   Net assets transferred to Rydex Variable Trust.......................             --    84,815,666        (95,272)   (32,127,586)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions.............................     39,224,080    97,790,347         17,478    (18,427,977)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets........................     43,484,726   105,401,894             --    (17,903,372)
Net assets, beginning of period.........................................    105,401,894            --             --     17,903,372
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period....................................   $148,886,620  $105,401,894   $         --   $         --
===================================================================================================================================

(1) Period from November 2, 1998, through December 31, 1998.
(2) Period from January 1, 1998, through November 2, 1998.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE SIX MONTHS ENDED JUNE 30, 1999, AND THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                             U.S.
                                                                                            PRECIOUS                      GOVERNMENT
                                                                 NOVA           OTC          METALS        URSA              BOND
                                                                1998(2)        1998(2)       1998(2)      1998(2)           1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................  $     (1,572)  $  (305,788)   $   (20,644)  $     38,882   $     19,434
   Net realized gains (losses) on sales of investments ...    (1,384,843)       465,853        53,198     (1,045,533)       118,373
   Net change in unrealized appreciation (depreciation)
     of investments ......................................       944,617      3,223,602        19,034       (108,381)      (46,092)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations    (441,798)     3,383,667        51,588      (1,115,032)      91,715
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................        79,915         30,385          (657)        22,859             69
   Contract redemptions ..................................      (810,397)     (346,725)       (10,139)      (400,593)      (23,708)
   Net transfers (to) from fixed account .................    15,083,137     10,730,100       608,988      4,285,421      4,269,799
   Net assets transferred to Rydex Variable Trust ........   (24,358,893)  (16,164,832)    (1,167,690)    (5,671,499)   (5,229,894)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............   (10,006,238)   (5,751,072)      (569,498)    (1,763,812)     (983,734)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets .........   (10,448,036)   (2,367,405)      (517,910)    (2,878,844)     (892,019)
Net assets, beginning of period ..........................    10,448,036      2,367,405       517,910      2,878,844        892,019
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .....................  $         --   $         --   $        --   $         --   $         --
===================================================================================================================================

(2) Period from January 1, 1998, through November 2, 1998.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)

================================================================================

(1) GENERAL
   Rydex Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") (formerly Great American Reserve Insurance Company prior to its name change in October 1998) and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, Money Market I, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization.

   The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust consists of seven funds: Juno, Money Market I, Nova, OTC, Precious Metals, Ursa and U.S. Government Bond. The Trust is managed by PADCO Advisors II, Inc. ("PADCO").

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. Prior to November 2, 1998, interest income was accrued on a daily basis. The cost of investments in portfolio shares sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS
    IN SECURITIES AND INVESTMENTS IN
    PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $859,809,301 for the six months ended June 30, 1999. For the period November 2, 1998, through December 31, 1998, the aggregate cost of purchases of investments in portfolio shares was $297,900,921 (including transfers related to the Reorganization of $80,508,735). The aggregate proceeds from sales of investments in portfolio shares were $820,375,839 for the six months ended June 30, 1999. For the period November 2, 1998 through December 31, 1998, the aggregate proceeds from sales of investments in portfolio shares were $204,085,011.

   The aggregate cost of purchases of investments in securities was $116,032,035 for the period January 1, 1998 through November 2, 1998. The aggregate proceeds from sales of investments in securities were $120,715,273 for the period January 1, 1998 through November 2, 1998.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED

JUNE 30, 1999
(UNAUDITED)

================================================================================


(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

   The Company deducts daily from the Account a fee, which is equivalent on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $792,136 and $818,697 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

   Pursuant to an agreement between the Account and the Company, the Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. These fees were $507,600 and $344,498 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively. The Company also deducts daily from the Account a fee, which is equivalent on an annual basis to 0.15 percent of the daily value of the total investments of the Account, for administrative expenses. These fees were $95,056 and $98,244 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

   Under the terms of an investment advisory contract, the Account paid PADCO investments advisory fees calculated at an annual percentage rate of 0.50 percent of the average net assets of the Money Market and the U.S. Government Bond subaccounts, 0.75 percent of the average net assets of the Nova, Precious Metals and OTC subaccounts, and 0.90 percent of the average net assets of the Ursa and the Juno subaccounts.

PADCO Services, Inc. (the "Servicer") provided tactical allocation administrative services to the account during the period January 1, 1998 through November 2, 1998, the fees of which were calculated at an annual percentage rate of 0.20 percent of the average net assets of the money market, U.S. Government Bond, precious metals and the OTC subaccounts; and at an annual rate of 0.25 percent of the average net assets of the Nova, Ursa and the Juno subaccounts. the servicer also provided other necessary services to the account, such as accounting and auditing services, custody, printing and mailing, etc. during these periods.

   Effective January 1, 1998, PADCO and the Servicer voluntarily agreed to waive their investment advisory and tactical allocation administrative service fees and, if necessary, to reimburse any subaccount expenses which would cause the ratios of expenses to average net assets to exceed 3.60 percent in the Nova, OTC and Precious Metals subaccounts, 3.70 percent in the Juno and Ursa subaccounts,
3.00 percent in the Money Market subaccount, and 3.20 percent in the U.S. Government Bond subaccount. The investment advisory fees were $331,465 during the period January 1, 1998, through November 2, 1998, and the Account was reimbursed $85,124 from PADCO during this period. Expenses paid to the Servicer during the period January 1, 1998, through November 2, 1998 were $200,318 and the Account was reimbursed $20,511 during this period. These fees and expenses are reported as other expenses in the Statements of Operations.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as principal underwriter for the Account.

6) NET ASSETS

   Net assets consisted of the following at June 30, 1999:

--------------------------------------------------------------------------------

Proceeds from the sales of units since organization,
   less cost of units redeemed..................................   $134,830,874
Undistributed net investment income.............................        663,665
Undistributed net realized gains on sales of investments........     11,241,636
Net unrealized appreciation of investments......................      2,150,445
--------------------------------------------------------------------------------
     Net assets.................................................   $148,886,620
================================================================================

================================================================================

                           RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

            RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN
         ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC.,
    A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR
 INSURANCE,INVESTMENT AND LENDING PRODUCTS, HELPING 12 MILLION CUSTOMERS STEP UP
                                                TO A BETTER, MORE SECURE FUTURE.


                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                           CV-027 (8/99)   05961
                                     (C) 1999 Conseco Variable Insurance Company


                                                                 WWW.CONSECO.COM


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